EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EXPENSES BY NATURE
Direct production costs	$ 759,229,954	$ 815,455,280	$ 776,824,622
Payroll and employee benefits	266,966,841	287,458,526	288,293,137
Transportation and distribution	137,428,173	163,361,088	153,675,961
Marketing	17,345,951	29,209,904	39,981,813
Depreciation and amortization	99,594,446	99,163,891	97,334,452
Repairs and maintenance	28,120,097	34,253,824	34,511,508
Other expenses	138,860,649	181,249,647	173,168,224
Total	$ 1,447,546,111	$ 1,610,152,160	$ 1,563,789,717